Annual Operating Expenses {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund Retail PRO-04 - Fidelity Advisor Multi-Asset Income Fund - Fidelity Multi-Asset Income Fund
Mar. 01, 2021
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual operating expenses	0.85%